Other Borrowed Money (Tables)	12 Months Ended
Dec. 31, 2013
Other Borrowed Money [Abstract]
Other Borrowed Money	Other borrowed money at December 31 is summarized as follows:
	2013	2012

Federal Home Loan Bank Advances	$40,000,000	$35,000,000